Advances to suppliers	12 Months Ended
Dec. 31, 2016
Advances To Suppliers [Abstract]
Advances To Suppliers [Text Block]
Note 5 – Advances to suppliers

Advances to suppliers - current

	December 31,	December 31,
	2016	2015

Advances to suppliers	$16,465,072	$15,904,023
Allowance for doubtful accounts	(1,670,521)	(306,915)
Advances to suppliers, net	$14,794,551	$15,597,108

An analysis of the allowance for doubtful accounts for the years ended December 31, 2016 and 2015 is as follows:

	Years ended December 31,
	2016	2015
Balance at beginning of year	$306,915	$333,110
Addition to doubtful accounts expense	1,458,381	35,355
Deduction – utilization or return of advances	(22,141)	(46,042)
Translation adjustments	(72,634)	(15,508)
Balance at end of year	$1,670,521	$306,915

Advances to suppliers - long term

	December 31,	December 31,
	2016	2015

Zhejiang Longquanzhixin Commercial & Trade Co., Ltd	$8,638,260	$-
Advances to suppliers - long term, net	$8,638,260	$-

Long-term advances to suppliers represent prepayments made to ensure continuous high quality supply and favorable purchase prices. On December 15, 2016, the Company entered into a long-term supply agreement with Zhejiang Longquanzhixin Commercial & Trade Co., Ltd. (“ZLCT”) to make an additional advance payment of RMB 60,000,000 (approximately $8,638,260). The purpose of the prepayment is to support ZLCT to purchase local bamboo forests (approximately 1,650 acres) and expand its operations. Meanwhile, the Company is guaranteed to receive steady supplies from ZLCT of minimum 13,000 tons of charcoal raw material annually with a fixed purchase price for the next three years. Advances will be offset through bamboo raw material purchases until the advances are fully utilized.